COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 SweetIM Ltd. [Member]	Dec. 31, 2013 SweetIM Ltd. [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2014	$ 1,260
2015	669
Total	1,929
Monthly lease payment for space in Holon, Israel	256
Rent expense	1,073	967	586
Lease expense	284	234	349
Business Acquisition [Line Items]
Maximum subsequent consideration due for acquisition				7,500
Contingent payment, time before payment is due				18 months
Estimated contingent payment					$ 2,500